UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-10599
Investment Company Act File Number
Tax-Managed Small-Cap Value Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
July 31, 2011
Date of Reporting Period

Item 1.	Schedule of Investments

Tax-Managed Small-Cap Value Portfolio
July 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.9%

Security	Shares	Value
Aerospace & Defense — 2.3%
AAR Corp.	60,700	$1,780,938

		$1,780,938

Building Products — 2.8%
A.O. Smith Corp.	53,050	$2,199,984

		$2,199,984

Chemicals — 3.2%
Calgon Carbon Corp.(1)	47,800	$711,742
RPM International, Inc.	85,000	1,791,800

		$2,503,542

Commercial Banks — 9.9%
First Midwest Bancorp, Inc.	72,500	$864,200
MB Financial, Inc.	66,200	1,336,578
National Penn Bancshares, Inc.	123,700	994,548
Prosperity Bancshares, Inc.	41,800	1,735,954
Trustmark Corp.	83,700	1,823,823
Umpqua Holdings Corp.	80,000	908,800

		$7,663,903

Commercial Services & Supplies — 2.1%
Brink’s Co. (The)	54,600	$1,629,264

		$1,629,264

Communications Equipment — 1.5%
NETGEAR, Inc.(1)	34,200	$1,125,522

		$1,125,522

Construction & Engineering — 3.6%
Chicago Bridge & Iron Co. NV - NY Shares	33,200	$1,369,500
Emcor Group, Inc.(1)	40,600	1,133,552
Tutor Perini Corp.	20,000	315,600

		$2,818,652

Containers & Packaging — 2.9%
AptarGroup, Inc.	44,300	$2,261,515

		$2,261,515

Electric Utilities — 8.5%
Cleco Corp.	72,300	$2,510,256
Portland General Electric Co.	82,700	2,049,306
Westar Energy, Inc.	78,300	2,020,923

		$6,580,485

Electrical Equipment — 1.5%
General Cable Corp.(1)	28,600	$1,137,422

		$1,137,422

Energy Equipment & Services — 4.0%
Bristow Group, Inc.	36,900	$1,788,912
Oil States International, Inc.(1)	16,300	1,315,410

		$3,104,322

Food & Staples Retailing — 3.1%
BJ’s Wholesale Club, Inc.(1)	48,100	$2,421,835

		$2,421,835

Security	Shares	Value
Food Products — 4.4%
J & J Snack Foods Corp.	33,900	$1,752,291
Lancaster Colony Corp.	14,100	847,833
TreeHouse Foods, Inc.(1)	15,300	790,092

		$3,390,216

Health Care Equipment & Supplies — 4.3%
Teleflex, Inc.	30,800	$1,855,084
West Pharmaceutical Services, Inc.	34,700	1,522,289

		$3,377,373

Health Care Providers & Services — 3.9%
Magellan Health Services, Inc.(1)	27,000	$1,406,700
Owens & Minor, Inc.	53,050	1,618,025

		$3,024,725

Insurance — 5.0%
Aspen Insurance Holdings, Ltd.	56,200	$1,455,580
Protective Life Corp.	22,400	476,224
Tower Group, Inc.	86,900	1,986,534

		$3,918,338

IT Services — 1.2%
MAXIMUS, Inc.	24,000	$927,120

		$927,120

Machinery — 6.7%
Barnes Group, Inc.	78,100	$1,901,735
Crane Co.	35,700	1,653,624
Wabtec Corp.	26,000	1,677,520

		$5,232,879

Oil, Gas & Consumable Fuels — 3.3%
Gulfport Energy Corp.(1)	29,600	$1,079,216
Stone Energy Corp.(1)	46,400	1,506,144

		$2,585,360

Professional Services — 2.4%
Towers Watson & Co., Class A	31,000	$1,895,650

		$1,895,650

Road & Rail — 3.4%
Arkansas Best Corp.	15,800	$380,148
Genesee & Wyoming, Inc., Class A(1)	17,300	952,192
Old Dominion Freight Line, Inc.(1)	34,700	1,285,635

		$2,617,975

Software — 3.3%
JDA Software Group, Inc.(1)	72,100	$2,015,916
NetScout Systems, Inc.(1)	34,800	530,700

		$2,546,616

Specialty Retail — 6.1%
Buckle, Inc. (The)	25,500	$1,129,905
Children’s Place Retail Stores, Inc. (The)(1)	35,000	1,691,200
Dick’s Sporting Goods, Inc.(1)	21,500	795,500
Finish Line, Inc., Class A (The)	54,500	1,160,850

		$4,777,455

Textiles, Apparel & Luxury Goods — 3.9%
Carter’s, Inc.(1)	46,000	$1,541,000
Hanesbrands, Inc.(1)	47,700	1,455,327

		$2,996,327

Security	Shares	Value
Thrifts & Mortgage Finance — 4.6%
Astoria Financial Corp.	96,800	$1,127,720
First Niagara Financial Group, Inc.	101,200	1,239,700
Washington Federal, Inc.	73,500	1,242,885

		$3,610,305

Total Common Stocks (identified cost $59,330,268)		$76,127,723

Short-Term Investments — 2.2%

	Principal
	Amount
Description	(000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 8/1/11	$1,676	$1,675,857

Total Short-Term Investments (identified cost $1,675,857)		$1,675,857

Total Investments — 100.1% (identified cost $61,006,125)		$77,803,580

Other Assets, Less Liabilities — (0.1)%		$(64,064)

Net Assets — 100.0%		$77,739,516

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at July 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$61,201,046

Gross unrealized appreciation	$16,908,761
Gross unrealized depreciation	(306,227)

Net unrealized appreciation	$16,602,534

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$76,127,723	$—	$—	$76,127,723
Short-Term Investments	—	1,675,857	—	1,675,857

Total Investments	$76,127,723	$1,675,857	$—	$77,803,580

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At July 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2.	Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Tax-Managed Small-Cap Value Portfolio

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	September 26, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	September 26, 2011

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	September 26, 2011